LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	$ 33,129,086	$ 35,778,799
Cash flows	(7,498,935)	(5,900,658)
Foreign currency translation adjustment	3,968,295	1,596,875
Interests accrued	1,405,091	1,639,515
Other movements	(10,586)	14,555
Balance, end of year	30,992,951	33,129,086	$ 35,778,799
Interest paid	4,410,742	6,149,086	5,996,017
Grupo Agromercantil Holding (GAH)
LIABILITIES FROM FINANCING ACTIVITIES
Percentage of interest acquired				40.00%
Repurchase agreements and other similar secured borrowing
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	2,216,163	1,313,737
Cash flows	(1,457,203)	903,120
Foreign currency translation adjustment	4,365	(694)
Balance, end of year	763,325	2,216,163	1,313,737
Borrowings from other financial institutions
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	11,202,126	13,959,343
Cash flows	(4,558,397)	(4,137,376)
Foreign currency translation adjustment	1,624,466	837,779
Interests accrued	293,949	527,825
Other movements	(10,586)	14,555
Balance, end of year	8,551,558	11,202,126	13,959,343
Interest paid	293,817	553,125
Borrowings from other financial institutions | Grupo Agromercantil Holding (GAH)
LIABILITIES FROM FINANCING ACTIVITIES
Proceeds from borrowings related to acquisition of equity interest		1,117,680
Debt securities in issue
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	19,126,593	19,921,515
Cash flows	(1,425,634)	(2,608,701)
Foreign currency translation adjustment	2,339,464	759,790
Interests accrued	1,053,441	1,053,989
Balance, end of year	21,093,864	19,126,593	19,921,515
Interest paid	941,459	992,952
Preferred shares
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	584,204	584,204
Cash flows	(57,701)	(57,701)
Interests accrued	57,701	57,701
Balance, end of year	584,204	584,204	$ 584,204
Fixed minimum dividends paid	$ 57,701	$ 57,701